Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use assets	$ 8,933	$ 9,921	$ 10,493
Lease liabilities
Current	4,326	3,707
Non-current	5,406	7,010
Total lease liabilities	9,732	10,717	$ 13,981
Land, building and improvements
Leases
Right-of-use assets	5,717	7,465
Plant and production equipment
Leases
Right-of-use assets	2,029	1,685
Vehicles, furniture and fixtures
Leases
Right-of-use assets	$ 1,187	$ 771